Investments in and Advances to Partially Owned Entities	12 Months Ended
Dec. 31, 2025
Equity Method Investments and Joint Ventures [Abstract]
Investments in and Advances to Partially Owned Entities	Investments in and Advances to Partially Owned Entities
As of December 31, 2025 and 2024, our investments in partially owned entities accounted for under the equity method of accounting and advances to these entities under established loan agreements consist of the following:

	Location	As of December 31, 2025		As of December 31, 2024
Joint Venture		% Ownership	Balance	% Ownership	Balance
	(In thousands, except percentages)
Investment in SuperFrio	Brazil	—%	$—	14.99%	$22,498

Investment in RSA	Dubai	49%	15,629	49%	5,296
Advances to RSA, including accrued interest			23,602		12,458
Total investment in and advances to RSA			39,231		17,754
Total investments in and advances to partially owned entities			$39,231		$40,252
The debt of each of these unconsolidated joint ventures is non-recourse to the Company, except for customary exceptions pertaining to such matters as intentional misuse of funds, environmental conditions and material misrepresentations.
SuperFrio Joint Venture
During 2020, the Company purchased a 14.99% equity interest in the SuperFrio joint venture for Brazil reals of R$117.8 million. Including certain transaction costs, the Company recorded an initial investment of USD $25.7 million in this joint venture. There were no material amounts contributed to the SuperFrio joint venture during 2025, 2024 and 2023.
On April 30, 2025, the Company completed the sale of its 14.99% equity interest in the SuperFrio Armazéns Gerais S.A. (the “SuperFrio joint venture”) to a third party for the Brazilian Real US dollar equivalent of $27.5 million. This sale resulted in the recognition of a net $2.4 million gain for the year ended December 31, 2025, which was recognized within “Other, net” on the Consolidated Statements of Operations. The gain is net of a $2.4 million loss related to the reclassification of foreign currency translation adjustments previously recorded in “Accumulated other comprehensive loss”.
RSA Joint Venture
On February 28, 2023, the Company purchased a 49% equity interest in the RSA joint venture with RSA Global DWC LLC (“RSA”) for $4.0 million. RSA contributed their Dubai cold storage business, which consisted of a single cold storage warehouse, in exchange for the remaining 51% equity interest in the joint venture. During 2024, the Company contributed an additional $1.6 million in capital to the RSA joint venture related to equity requirements on the Phase 2 development project. The capital calls from RSA joint venture were issued to each owner based on their ownership percentage, therefore, the Company’s ownership percentage remained unchanged.
Under the terms of the RSA joint venture agreement, the Company has a call right that enables it to purchase all remaining issued and outstanding shares of the RSA joint venture starting August 28, 2025, with the exercise price to be set as the fair market value of the shares on the exercise date. As of December 31, 2025, the Company has not exercised this call right.
In September 2023, the Company executed an interest-bearing Bridge Loan Agreement with the RSA joint venture, extending a short-term financing (i.e., unsecured credit facility) through which the joint venture could draw up to approximately $7.4 million and use it to fund its Phase 2 construction. The joint venture fully drew on this loan by January 2024 and fully repaid the loan in January 2025.
In April 2024, the Company executed an additional, interest-free Bridge Loan Agreement (“Phase 3 Bridge Loan”) through which the joint venture could draw up to approximately $34.9 million and use it to fund its Phase 3 construction. The joint venture fully drew on this bridge loan throughout 2024 and 2025. In December 2025, the Company converted $24.2 million of the outstanding loan to an interest-bearing agreement, with interest at a rate of adjusted three month EIBOR + 4%, and converted $10.0 million of the outstanding loan to new cumulative redeemable nonparticipating, non-voting convertible preferred shares. Additionally, during December 2025, the Company converted the remaining $0.7 million of the outstanding loan to a capital contribution to the RSA joint venture related to equity requirements on the Phase 3 development project. The capital call from the RSA joint venture was issued to each owner based on their ownership percentage, therefore, the Company’s ownership percentage remained unchanged. Finally, the RSA joint venture made a $0.8 million repayment on the Phase 3 Bridge Loan to the Company in December 2025.
The outstanding balance on the Bridge Loans, including interest, as of December 31, 2025 and 2024 was $23.6 million and $12.5 million, respectively.
Comfrio Joint Venture
As a result of the Agro acquisition which closed on December 30, 2020, the Company acquired Agro’s 22% share of ownership in Comfrio. During the year ended December 31, 2023, the Company both purchased and subsequently sold the remaining interest in the joint venture. Refer to Note 3 - Business Combinations, Asset
Acquisitions and Discontinued Operations for further information regarding the acquisition and disposition of the Comfrio portfolio.
Latin America Joint Venture
On May 31, 2022, we formed the Americold LATAM Holdings Ltd joint venture (the “LATAM JV”). Our JV partner committed to invest approximately $209.0 million in exchange for 85% of the total equity interest, and we contributed our Chilean business upon formation of the joint venture and retained the remaining 15% equity interest. On May 30, 2023, the Company sold its 15% equity interest to the LATAM JV partner for total proceeds of $36.9 million and recognized a corresponding gain of $0.3 million in “Other, net” on the Consolidated Statements of Operations.